CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Net income	¥ 4,789,755	¥ 5,071,421	¥ 2,492,967
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	102,129	557,539	99,223
Remeasurements of defined benefit plans	(109,598)	46,328	65,153
Share of other comprehensive income of equity method investees	(63,213)	156,118	(77,148)
Total of items that will not be reclassified to profit (loss)	(70,682)	759,984	87,228
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	(827,848)	1,178,875	676,042
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	31,158	12,247	(115,738)
Share of other comprehensive income of equity method investees	121,340	165,996	180,181
Total of items that may be reclassified subsequently to profit (loss)	(675,349)	1,357,118	740,485
Total other comprehensive income, net of tax	(746,031)	2,117,103	827,713
Comprehensive income	4,043,724	7,188,523	3,320,681
Comprehensive income for the period attributable to
Toyota Motor Corporation	4,011,822	6,999,828	3,251,090
Non-controlling interests	31,903	188,696	69,591
Comprehensive income	¥ 4,043,724	¥ 7,188,523	¥ 3,320,681